Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Accruals and other payables	$ 15,768	$ 16,823
Ordinary shares par value	$ 0.0001	$ 0.0001
Ordinary shares authorized	800,000,000	800,000,000
Ordinary shares issued	270,740,388	270,740,388
Ordinary shares outstanding	266,798,199	265,377,891
Treasury stock, shares	3,942,189	5,362,497
Related Parties
Accruals and other payables	$ 120	$ 1,131